Offerings	Oct. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 15,974,577
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,206.09
Offering Note	-
Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ (0)
Fee Rate
Amount of Registration Fee	$ (0)